Dividends - Additional Information (Detail) - Subsequent Event [Member]	Nov. 08, 2016 $ / shares
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.22
Cash dividend anticipated payable date	2017-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 08, 2016
Quarterly dividend payment per share	$ 0.195
Record Date	Dec. 30, 2016
Cash dividend payable date	Jan. 13, 2017